COMMITMENTS AND CONTINGENCIES	9 Months Ended
Sep. 30, 2015
COMMITMENTS AND CONTINGENCIES [Abstract]
COMMITMENTS AND CONTINGENCIES
  COMMITMENTS AND CONTINGENCIES

Operating lease commitments

As of September 30, 2015, the Group had future minimum lease payments under non-cancellable operating leases with initial terms in excess of one year as follows:

US$
Less than 1 year	81,521
1-2 years	46,954
2-3 years	22,599
3-4 years	5,296
More than 4 years	4,440

160,810

Payments under operating leases are expensed on a straight-line basis over the periods of the respective leases. The Group's lease arrangements have no renewal options, rent escalation clauses, restrictions or contingent rents and are all conducted with third parties.

Income Taxes

As of September 30, 2015, the Group has a US$112,652 accrual for unrecognized tax benefits (Note 12). The final outcome of the tax uncertainty is dependent upon tax examinations, interpretation of tax laws and/or expiration of statute of limitation. However, due to the uncertainties associated with the status of examinations, including the protocols of finalizing audits by the relevant tax authorities, there is a high degree of uncertainty regarding the future cash outflows associated with these tax uncertainties. As of September 30, 2015, the Group classified the accrual for unrecognized tax benefits as a current liability.

Variable interest entity structure

In the opinion of management, (i) the ownership structure of the Company and the PRC Domestic Entities is in compliance with existing PRC laws and regulations; (ii) the contractual arrangements with the PRC Domestic Entities and their shareholders are valid and binding, and will not result in any violation of PRC laws or regulations currently in effect; and (iii) the Group's business operations are in compliance with existing PRC laws and regulations in all material respects.

However, there are substantial uncertainties regarding the interpretation and application of current and future PRC laws and regulations. Accordingly, the Company cannot assure its shareholders that PRC regulatory authorities will not ultimately take a contrary view to its opinion. If the current ownership structure of the Group and its contractual arrangements with the PRC Domestic Entities are found to be in violation of any existing or future PRC laws and regulations, the Group may be required to restructure its ownership structure and operations in the PRC to comply with the changing and new PRC laws and regulations. In the opinion of management, the likelihood of loss in respect of the Group's current ownership structure or the contractual arrangements with the PRC Domestic Entities is remote based on current facts and circumstances.